Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Mine depreciation	$ 119	$ 136	$ 73
Salaries and benefits(1)	28	32	32
Other operating expenses	2	0	0
Total	1,086	1,100	1,016
Adjustments for increase (decrease) in employee benefit liabilities			90
Fuel and purchased power
Disclosure of products and services [line items]
Fuel(1)	669	656	685
Purchased power	246	210	162
Mine depreciation	119	136	73
Salaries and benefits(1)	52	98	96
Other operating expenses	0	0	0
Total	1,086	1,100	1,016
Operations, maintenance and administration
Disclosure of products and services [line items]
Fuel(1)	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits(1)	228	245	248
Other operating expenses	247	270	269
Total	$ 475	$ 515	$ 517